Note 17 - Regulatory Matters	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Regulatory Capital Requirements under Banking Regulations [Text Block]

Note 17. Regulatory Matters

(in thousands)

The Company (on a consolidated basis) and the Bank are subject to various regulatory capital requirements administered by federal banking agencies. Failure to meet the minimum regulatory capital requirements can initiate certain mandatory and possible additional discretionary actions by regulators that, if undertaken, could have a direct material adverse effect on the Company.

Under the regulatory capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines involving quantitative measures of the Company’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Company’s capital amounts and classification under the prompt corrective action guidelines are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum amounts and ratios of total capital and Tier I capital to risk-weighted assets (as defined in the regulations) and Tier I capital to average assets (as defined in the regulations). Management believes, as of December 31, 2022, that the Company and the Bank meet all capital adequacy requirements to which they are subject.

The Federal Reserve Bank (“FRB”), Federal Deposit Insurance Corporation (“FDIC”) and other federal banking agencies have established risk-based capital adequacy guidelines. These guidelines are intended to provide a measure of a bank’s capital adequacy that reflects the degree of risk associated with a bank’s operations.

A banking organization’s risk-based capital ratios are obtained by dividing its qualifying capital by its total risk-adjusted assets and off-balance sheet items. Since December 31, 1992, the federal banking agencies have required a minimum ratio of qualifying total capital to risk-adjusted assets and off-balance sheet items of 8%, and a minimum ratio of Tier 1 capital to risk-adjusted assets and off-balance sheet items of 4%.

The Dodd-Frank Act requires the FRB, the Office of the Comptroller of the Currency (“OCC”) and the FDIC to adopt regulations imposing a continuing “floor” on the risk based capital requirements. In December 2010, the Basel Committee released a final framework for a strengthened set of capital requirements, known as "Basel III". In July 2013, each of the U.S. federal banking agencies adopted final rules relevant to us: (1) the Basel III regulatory capital reforms; and (2) the "standardized approach of Basel II for non-core banks and bank holding companies, such as the Bank and the Company. The capital framework under Basel III will replace the existing regulatory capital rules for all banks, savings associations and U.S. bank holding companies with greater than $500 million in total assets, and all savings and loan holding companies.

Beginning January 1, 2015, the Bank began to comply with the Basel III rules, which became effective on January 1, 2020. Among other things, the Basel III rules impact regulatory capital ratios of banking organizations in the following manner:

●	Create a new requirement to maintain a ratio of common equity Tier 1 capital to total risk-weighted assets of not less than 4.5%;
●	Increase the minimum leverage ratio to 4% for all banking organizations (currently 3% for certain banking organizations);
●	Increase the minimum Tier 1 risk-based capital ratio from 4% to 6%; and
●	Maintain the minimum total risk-based capital ratio at 8%.

In addition, the Basel III rules will subject a banking organization to certain limitations on capital distributions and discretionary bonus payments to executive officers if the organization did not maintain a capital conservation buffer of common equity Tier 1 capital in an amount greater than 2.5% of its total risk-weighted assets. The capital conservation buffer increases the minimum common equity Tier 1 capital ratio to 7%, the minimum Tier 1 risk-based capital ratio to 8.5% and the minimum total risk-based capital ratio to 10.5% for banking organizations seeking to avoid the limitations on capital distributions and discretionary bonus payments to executive officers.

The Basel III rules also changed the capital categories for insured depository institutions for purposes of prompt corrective action. Under the rules, to be well capitalized, an insured depository institution must maintain a minimum common equity Tier 1 capital ratio of at least 6.5%, a Tier 1 risk-based capital ratio of at least 8%, a total risk-based capital ratio of at least 10.0%, and a leverage capital ratio of at least 5%. In addition, the Basel III rules established more conservative standards for including an instrument in regulatory capital and imposed certain deductions from and adjustments to the measure of common equity Tier 1 capital.

As of December 31, 2022 and 2021, the most recent regulatory notification categorized the Bank as well capitalized. There have been no conditions or events that would cause changes to the capital structure of the Company since this notification. To continue to be categorized as well capitalized under the regulatory framework for prompt corrective action, the Company would have to maintain minimum total risk-based, Tier I risk-based, and Tier I leverage ratios as disclosed below, in comparison with actual capital amounts and ratios:

					Minimum Capital
			Minimum Capital		Requirement to be
			Requirement to be		Adequately
	Actual		Well Capitalized		Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2022
Citizens Holding Company
Tier 1 leverage ratio	$108,756	7.96%	$68,352	5.00%	$54,682	4.00%
Common Equity tier 1 capital ratio	108,756	13.19%	88,858	6.50%	61,517	4.50%
Tier 1 risk-based capital ratio	108,756	13.19%	65,951	8.00%	49,463	6.00%
Total risk-based capital ratio	114,020	13.83%	82,438	10.00%	65,951	8.00%
The Citizens Bank of Philadelphia
Tier 1 leverage ratio	$126,105	9.23%	$68,333	5.00%	$54,667	4.00%
Common Equity tier 1 capital ratio	126,105	15.34%	88,833	6.50%	61,500	4.50%
Tier 1 risk-based capital ratio	126,105	15.34%	65,759	8.00%	49,320	6.00%
Total risk-based capital ratio	131,370	15.98%	82,199	10.00%	65,759	8.00%

December 31, 2021
Citizens Holding Company
Tier 1 leverage ratio	$104,181	7.80%	$66,789	5.00%	$53,431	4.00%
Common Equity tier 1 capital ratio	104,181	13.16%	86,826	6.50%	60,110	4.50%
Tier 1 risk-based capital ratio	104,181	13.16%	63,322	8.00%	47,492	6.00%
Total risk-based capital ratio	108,694	13.73%	79,153	10.00%	63,322	8.00%
The Citizens Bank of Philadelphia
Tier 1 leverage ratio	$121,421	9.09%	$66,776	5.00%	$53,421	4.00%
Common Equity tier 1 capital ratio	121,421	15.34%	86,808	6.50%	60,098	4.50%
Tier 1 risk-based capital ratio	121,421	15.34%	63,314	8.00%	47,486	6.00%
Total risk-based capital ratio	125,934	15.91%	79,143	10.00%	63,314	8.00%